Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	262 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	10.58%
Intech S&P Large Cap Diversified Alpha ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.72%	13.73%	14.16%	10.73%
Performance Inception Date				Mar. 01, 2004
Intech S&P Large Cap Diversified Alpha ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.58%	13.70%	14.14%	10.73%
Intech S&P Large Cap Diversified Alpha ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.82%	11.03%	11.99%	9.53%